Impairment of Long-Lived Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012
Impaired Long-Lived Assets Held and Used [Line Items]
Estimated aggregate fair value of long-lived assets impaired during current period	$ 794		$ 3,876
Lease period of fee owned properties	20 years
Fair value of long-lived assets in the multiples of cash flow	Six and a half times	Six and a half times